Bruce Fund, Inc.
Schedule of Investments
March 31, 2026 - (Unaudited)
COMMON STOCKS — 88.9% Shares Fair Value
Communications — 4.0%
AT&T, Inc. 450,000 $ 13,045,500
Sirius XM Holdings, Inc. 55,784 1,287,495
14,332,995
Consumer Staples — 6.1%
Archer-Daniels-Midland Co. 100,000 7,269,000
Bunge Global SA 70,000 8,904,000
Darling Ingredients, Inc.
(a)
95,000 5,875,750
22,048,750
Energy — 0.4%
Venture Global, Inc., Class A 100,000 1,576,000
Financials — 13.1%
AerCap Holdings N.V. (Ireland) 180,000 24,692,400
Allstate Corp. (The) 110,000 22,807,400
47,499,800
Health Care — 23.8%
908 Devices, Inc.
(a)
68,286 417,910
Abbott Laboratories 110,000 11,293,700
AbbVie, Inc. 100,000 21,748,999
Bausch Health Cos., Inc. (Canada)
(a)
50,000 270,000
Beta Bionics, Inc.
(a)
550,700 5,518,014
Caribou Biosciences, Inc.
(a)
250,000 475,000
EDAP TMS SA - ADR (France)
(a)
414,794 1,543,034
Eli Lilly & Co. 2,000 1,839,540
Fate Therapeutics, Inc.
(a)
789,188 947,026
Kodiak Sciences, Inc.
(a)
145,000 5,527,400
MannKind Corp.
(a)
195,073 477,929
Merck & Co., Inc. 180,000 21,652,200
Personalis , Inc.
(a)
233,000 1,484,210
Pfizer, Inc. 250,000 7,020,000
Supernus Pharmaceuticals, Inc.
(a)
100,000 5,169,000
Viatris , Inc. 55,835 754,331
86,138,293
Industrials — 8.8%
Insteel Industries, Inc. 343,423 11,542,447
U-Haul Holding Co.
(a)
68,000 3,249,040
U-Haul Holding Co., Class B 385,000 17,197,950
31,989,437
Materials — 6.5%
Apogee Enterprises, Inc. 50,000 1,677,000
Ashland, Inc. 15,000 834,150
Chemours Co. (The) 250,000 5,507,500
LyondellBasell Industries N.V., Class A 60,000 4,833,600
Newmont Corp. 100,000 10,825,000
23,677,250
Technology — 5.0%
Apple, Inc. 30,000 7,613,700

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 88.9% - continued Shares Fair Value
Technology — 5.0% - continued
Vicor Corp.
(a)
65,000 $ 10,465,000
18,078,700
Utilities — 21. 2%
Avista Corp. 200,000 8,028,000
CMS Energy Corp. 150,000 11,637,000
Duke Energy Corp. 140,000 18,331,600
NextEra Energy, Inc. 260,000 24,148,800
Xcel Energy, Inc. 180,000 14,299,200
76,444,600
Total Common Stocks (Cost $154,816,982) 321,785,825
U.S. GOVERNMENT BONDS — 4.0%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,194,161
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,295,697
Total U.S. Government Bonds (Cost $14,111,649) 14,489,858
CONVERTIBLE CORPORATE BONDS — 0.0%
(f)
Health Care — 0.0%
(f)
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 100,000
Total Convertible Corporate Bonds (Cost $1,365,191) 100,000
MONEY MARKET FUNDS - 7.0% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 3.57%
(e)
25,412,061 25,412,061
Total Money Market Funds (Cost $25,412,061) 25,412,061
Total Investments — 99.9% (Cost $195,705,883) 361,787,744
Other Assets in Excess of Liabilities — 0.1% 214,623
NET ASSETS — 100.0% $ 362,002,367
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of March 31, 2026 was $100,000, representing
0.0% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Rate disclosed is the seven day effective yield as of March 31, 2026.
(f) Less than (0.05%)
ADR - American Depositary Receipt